Accrued expenses and other liabilities - Indirect tax and duties (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Accrued expenses and other liabilities
PAYE (payroll taxes)	€ 13.5	€ 11.2	€ 25.3
Other tax (principally air passenger duty in various countries)	472.1	85.5	464.5
Total indirect tax and duties	€ 485.6	€ 96.7	€ 489.8